Intangible Assets Including Goodwill - Intangible Assets Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Net carrying amount decrease	$ 655
Impairment of intangible assets	0	$ 0
Intangible asset amortization expense	1,353	1,520	$ 1,544
Retirement of fully amortized intangible assets	$ 1,469	$ 1,753